Net Income per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income per Share
Net Income per Share

The following is a reconciliation of the calculation of basic and diluted net income per share for the past two years:

	For the years ended December 31,
(In thousands, except per share amounts)	2016	2015
Net income	$13,209	$9,557
Weighted average common shares outstanding - Basic	9,416	9,267
Plus: Potential dilutive common stock equivalents	156	115
Weighted average common shares outstanding - Diluted	9,572	9,382
Net income per common share - Basic	1.40	1.03
Net income per common share - Diluted	1.38	1.02
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive	73	89

All share information has been adjusted for the 10% stock dividend paid September 30, 2016.